Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 96.54%
Alabama: 3.02%
Housing revenue: 0.47%
Alabama HFA MFHR South Oak Residences Series A	1.25%	12-1-2025	$10,000,000	$ 9,623,123
Industrial development revenue: 0.17%
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company	2.00	11-1-2033	3,675,000	3,535,179
Utilities revenue: 2.38%
Black Belt Energy Gas District Alabama Gas Project #6 Series B	4.00	10-1-2052	6,500,000	6,417,510
Black Belt Energy Gas District Alabama Gas Project Series C-1	5.25	2-1-2053	7,800,000	8,215,750
Black Belt Energy Gas District Gas Supply Project #3 Series A	4.00	12-1-2048	2,000,000	2,002,600
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	8,660,000	8,584,848
Southeast Alabama Energy Authority Commodity Supply Project #5 Series A	5.25	1-1-2054	11,000,000	11,602,658
Southeast Alabama Gas Supply District Project #2 Series 2018A	4.00	6-1-2049	12,150,000	12,154,951
				48,978,317
				62,136,619
Alaska: 0.28%
Health revenue: 0.28%
Alaska IDA & Export Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2027	1,455,000	1,572,474
Alaska IDA & Export Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2028	1,530,000	1,679,896
Alaska IDA & Export Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2029	2,220,000	2,461,377
				5,713,747
Arizona: 1.90%
Education revenue: 0.70%
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds Stimulus Plan for Economic and Education Development Series C	5.00	8-1-2023	1,000,000	1,007,563
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds Stimulus Plan for Economic and Education Development Series C	5.00	8-1-2025	600,000	634,730
Arizona IDA Education Revenue Agribusiness & Equine Center Incorporated Project Series 2017B 144A	4.00	3-1-2027	810,000	780,421
Arizona IDA Education Revenue Jerome Facility Project Series B	4.00	7-1-2034	230,000	224,801
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2029	160,000	167,186
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2030	190,000	198,006
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2031	200,000	208,108
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00%	7-1-2032	$ 210,000	$ 218,148
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2033	220,000	228,050
Arizona IDA Education Revenue Leman Academy of Excellence Incorporated Parker Colorado Campus Project Series A 144A	4.50	7-1-2029	765,000	731,995
Pima County AZ IDA American Leadership Academy Project 144A	4.60	6-15-2025	605,000	601,719
Pima County AZ IDA Education Revenue Refunding Bonds 144A	4.00	6-15-2026	2,585,000	2,524,977
Pima County AZ IDA Education Revenue Refunding Bonds 144A	4.00	6-15-2028	2,785,000	2,690,886
Pima County AZ IDA Education Revenue Refunding Bonds American Leadership Project 144A	4.00	6-15-2024	2,140,000	2,119,699
Pima County AZ IDA Education Revenue Refunding Bonds Facility Edkey Charter 144A	3.50	7-1-2025	1,985,000	1,925,702
Pima County AZ IDA Noah Webster Schools Project Series A	5.50	12-15-2023	215,000	216,518
				14,478,509
Health revenue: 0.18%
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project 144A	5.00	1-1-2026	2,630,000	2,436,402
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2023	215,000	213,613
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2024	220,000	216,357
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2025	270,000	262,688
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2026	245,000	235,700
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2027	350,000	332,801
				3,697,561
Industrial development revenue: 0.57%
Chandler AZ IDA Intel Corporation Project	5.00	6-1-2049	11,645,000	11,784,610
Miscellaneous revenue: 0.45%
Arizona IDA Revenue Lincoln South Beltway Project	5.00	2-1-2027	1,255,000	1,371,096
Arizona IDA Revenue Lincoln South Beltway Project	5.00	5-1-2027	1,125,000	1,235,947
Arizona IDA Revenue Lincoln South Beltway Project	5.00	8-1-2027	1,205,000	1,330,976
Arizona IDA Revenue Lincoln South Beltway Project	5.00	11-1-2027	1,000,000	1,110,456
Navajo Nation Series A 144A	5.00	12-1-2025	4,110,000	4,188,038
				9,236,513
				39,197,193
Arkansas: 0.06%
Tax revenue: 0.06%
Bentonville AR Sales & Use Tax Refunding and Improvement Bonds Series 2021B	1.05	11-1-2046	940,000	917,836
Cabot AR Sales & Use Tax Refunding Bonds Series B	4.00	12-1-2029	230,000	246,101
Cabot AR Sales & Use Tax Refunding Bonds Series B	4.00	12-1-2030	125,000	133,406
				1,297,343
See accompanying notes to portfolio of investments

2  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
California: 3.19%
Airport revenue: 0.01%
Port of Oakland AMT Series H	5.00%	5-1-2024	$ 225,000	$ 230,682
Education revenue: 0.52%
California Municipal Finance Authority Charter School Nova Academy Project Series 2016A 144A	4.00	6-15-2026	525,000	514,178
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A 144A	4.50	6-1-2027	250,000	245,160
The Regents of the University of California Series 2013AI	5.00	5-15-2033	10,000,000	10,027,846
				10,787,184
Health revenue: 0.87%
California PFA Revenue Henry Mayo Newhall Hospital Series A	4.00	10-15-2026	415,000	424,163
California PFA Revenue Henry Mayo Newhall Hospital Series A	4.00	10-15-2027	400,000	410,476
California PFA Senior Living Revenue Refunding Bond Enso Village Project Series A 144A	5.00	11-15-2036	2,000,000	1,921,594
California PFA Senior Living Revenue Refunding Bond Enso Village Project Series B-2 144A	2.38	11-15-2028	1,000,000	940,650
California Statewide CDA Health Facilities Dignity Health Series D (AGM Insured) €	3.99	7-1-2041	7,700,000	7,700,000
California Statewide CDA Health Facilities Dignity Health Series E (AGM Insured) €	4.44	7-1-2040	6,525,000	6,525,000
				17,921,883
Housing revenue: 0.18%
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	1,422,142	1,427,903
California Municipal Finance Authority Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2024	500,000	510,214
California Municipal Finance Authority Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2025	400,000	415,614
California Municipal Finance Authority Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2026	400,000	423,474
California Municipal Finance Authority Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2027	500,000	537,837
California Municipal Finance Authority Orchard Park Student Housing Project (BAM Insured)	5.00	5-15-2028	400,000	436,614
				3,751,656
Miscellaneous revenue: 0.03%
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2024	310,000	312,921
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2026	350,000	360,536
				673,457
Tax revenue: 0.07%
Riverside County CA Public Financing Project Area #1 (BAM Insured)	5.00	10-1-2026	1,250,000	1,323,371
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  3

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.76%
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series C (SIFMA Municipal Swap +0.45%) ±	4.42%	4-1-2056	$ 2,000,000	$ 1,981,310
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series D (SIFMA Municipal Swap +0.30%) ±	4.27	4-1-2056	14,000,000	13,666,659
				15,647,969
Utilities revenue: 0.75%
California Community Choice Financing Authority Clean Energy Project Revenue Bonds Series 2023C	5.25	1-1-2054	15,000,000	15,352,160
				65,688,362
Colorado: 0.59%
Airport revenue: 0.27%
Denver CO City & County Airport System Revenue Series 2012B	5.00	12-1-2030	5,000,000	5,591,643
Education revenue: 0.03%
Colorado ECFA Charter School New Summit Charter Academy 144A	4.00	7-1-2031	310,000	294,684
Colorado ECFA Rocky Mountain Classical Academy Project	6.38	9-1-2023	325,000	329,629
				624,313
GO revenue: 0.16%
Aviation Station North Metropolitan District #2 Colorado Improvement & Refunding Bonds Limited Tax Series A	4.00	12-1-2029	499,000	467,774
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,051,499
Mirabelle Metropolitan District #2 Colorado Senior Series A	5.00	12-1-2039	700,000	664,281
Peak Metropolitan District #1 Colorado Limited Tax Series A 144A	4.00	12-1-2035	500,000	424,057
Sterling Ranch Community Authority Board Colorado Supported Revenue Refunding Bonds and Improvement Limited Tax District #2 Series A	3.38	12-1-2030	416,000	365,145
Thompson Crossing Metropolitan District #4 Colorado Improvement & Refunding Bonds Limited Tax	3.50	12-1-2029	515,000	466,288
				3,439,044
Miscellaneous revenue: 0.08%
Colorado Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity Bond	4.00	12-31-2024	1,610,000	1,629,102
Tax revenue: 0.01%
Pueblo CO Urban Renewal Authority Evraz Project Series B 144A¤	0.00	12-1-2025	200,000	156,073
Transportation revenue: 0.04%
Colorado E-470 Public Highway Authority Senior Revenue Bond Series 2020-A	5.00	9-1-2040	800,000	810,967
				12,251,142
Connecticut: 2.03%
Education revenue: 0.27%
Connecticut HEFA University of Hartford Project Series N	5.00	7-1-2026	575,000	591,849
See accompanying notes to portfolio of investments

4  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Connecticut HEFA University of Hartford Project Series N	5.00%	7-1-2027	$ 430,000	$ 445,975
Connecticut HEFA University of Hartford Project Series N	5.00	7-1-2028	530,000	553,246
Connecticut HEFAR Yale University Issue Series A-2	2.00	7-1-2042	1,500,000	1,439,827
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2025	480,000	511,892
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	385,000	421,125
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	940,000	997,353
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	125,000	136,729
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	500,000	541,426
				5,639,422
GO revenue: 0.31%
Bridgeport CT Series A	5.00	6-1-2026	1,220,000	1,304,801
Bridgeport CT Series A	5.00	6-1-2027	1,425,000	1,556,099
Bridgeport CT Series A	5.00	6-1-2028	1,605,000	1,786,328
Hartford CT Series A	5.00	4-1-2027	1,650,000	1,652,743
				6,299,971
Health revenue: 0.41%
Connecticut HEFA Revenue Hartford Healthcare Series B-2	5.00	7-1-2053	7,800,000	8,344,428
Tax revenue: 1.04%
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series A	5.00	8-1-2029	17,125,000	18,021,283
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2030	3,000,000	3,392,341
				21,413,624
				41,697,445
Delaware: 0.05%
Education revenue: 0.05%
Delaware EDA Odyssey Charter School Project Series A 144A	6.25	9-1-2025	945,000	966,510
District of Columbia: 0.59%
Airport revenue: 0.31%
Metropolitan Washington Airports Authority System Revenue Refunding AMT Series A	5.00	10-1-2025	6,000,000	6,286,576
Education revenue: 0.09%
District of Columbia Revenue Two Rivers Public Charter School Incorporated	3.00	6-1-2030	1,100,000	1,004,464
District of Columbia Revenue Two Rivers Public Charter School Incorporated	4.00	6-1-2030	1,000,000	957,228
				1,961,692
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  5

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.19%
District of Columbia Water & Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75%	10-1-2054	$ 4,000,000	$ 3,895,259
				12,143,527
Florida: 3.60%
Airport revenue: 0.88%
Broward County FL Port Facilities Revenue Refunding Bonds Series C	5.00	9-1-2027	2,330,000	2,575,383
Miami-Dade County FL Aviation Refunding Bonds AMT	5.00	10-1-2029	11,000,000	11,204,721
Miami-Dade County FL Aviation Refunding Bonds AMT Series 2014	5.00	10-1-2030	1,325,000	1,349,368
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2032	1,385,000	1,406,346
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,500,000	1,523,119
				18,058,937
Education revenue: 0.54%
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series 2017A 144A	4.38	6-15-2027	875,000	858,031
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series 2019A 144A	4.00	6-15-2029	2,150,000	2,002,774
Capital Trust Agency Educational Facilities Renaissance Imagine School at Land O' Lakes 144A	3.00	12-15-2029	370,000	336,794
Florida Development Finance Corporation Educational Facilities Revenue IPS Florida LLC - IDEA Florida Incorporated Jacksonville IV Project 144A	5.25	6-15-2029	2,200,000	2,183,771
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Incorporated Projects Series C 144A	4.00	9-15-2030	470,000	421,783
Florida State HEFAR Florida Institute of Technology	5.00	10-1-2027	650,000	685,711
Florida State HEFAR Florida Institute of Technology	5.00	10-1-2028	1,050,000	1,118,407
Florida State HEFAR Florida Institute of Technology	5.00	10-1-2029	1,000,000	1,073,471
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A 144A	5.00	9-15-2025	400,000	398,262
Palm Beach County FL Educational Facilities Authority Revenue Atlantic University Incorporated	4.00	10-1-2029	420,000	427,800
Palm Beach County FL Educational Facilities Authority Revenue Atlantic University Incorporated	4.00	10-1-2030	870,000	884,609
Palm Beach County FL Educational Facilities Authority Revenue Atlantic University Incorporated	4.00	10-1-2031	660,000	669,683
				11,061,096
Health revenue: 0.19%
Florida Development Finance Corporation Senior Living Revenue Mayflower Retirement Community 144A	1.75	6-1-2026	510,000	459,896
Lee Memorial Health System Series B ø	4.57	4-1-2049	2,000,000	2,000,000
St. Johns County FL IDA Senior Living Vicar's Landing Project Series A	4.00	12-15-2029	225,000	208,315
St. Johns County FL IDA Senior Living Vicar's Landing Project Series A	4.00	12-15-2030	200,000	183,252
St. Johns County FL IDA Senior Living Vicar's Landing Project Series A	4.00	12-15-2031	205,000	185,674
St. Johns County FL IDA Senior Living Vicar's Landing Project Series A	4.00	12-15-2036	1,000,000	839,803
				3,876,940
See accompanying notes to portfolio of investments

6  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.25%
Capital Trust Agency Florida College Park Towers Apartments Project (Department of Housing and Urban Development Insured)	1.25%	5-1-2024	$ 4,000,000	$ 3,994,174
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2023	1,190,000	1,193,827
				5,188,001
Industrial development revenue: 0.18%
Escambia County FL Environmental Improvement Refunding Bonds International Paper Company Project Series B	2.00	11-1-2033	825,000	793,612
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated	3.00	6-1-2032	1,500,000	1,131,432
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.00	5-1-2029	2,000,000	1,856,975
				3,782,019
Miscellaneous revenue: 0.13%
Capital Trust Agency Florida College Park Towers Apartments Project 144A	4.00	6-15-2024	1,000,000	988,345
Capital Trust Agency Florida College Park Towers Apartments Project 144A	4.00	6-15-2025	350,000	342,071
Florida Village Community Development District #10 Special Assessment Bonds	5.13	5-1-2024	405,000	405,330
Florida Village Community Development District #13 Special Assessment Bonds	2.63	5-1-2024	125,000	122,731
Pinellas County FL IDA 2017 Foundation for Global Understanding Incorporated Project	5.00	7-1-2029	810,000	828,481
				2,686,958
Resource recovery revenue: 0.23%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.25	8-1-2029	5,000,000	4,657,487
Tobacco revenue: 0.07%
Pasco County FL Capital Improvement Cigarette Tax Allocation Bonds (AGM Insured)	5.25	9-1-2036	600,000	684,697
Pasco County FL Capital Improvement Cigarette Tax Allocation Bonds (AGM Insured)	5.50	9-1-2038	725,000	832,626
				1,517,323
Transportation revenue: 0.07%
Osceola County FL Transportation Revenue Improvement & Refunding Bonds Osceola Parkway Series 2019A-1	5.00	10-1-2027	950,000	977,113
Osceola County FL Transportation Revenue Improvement & Refunding Bonds Osceola Parkway Series 2019A-1	5.00	10-1-2029	450,000	468,962
				1,446,075
Water & sewer revenue: 1.06%
Charlotte County FL IDA 144A	4.00	10-1-2041	1,250,000	1,044,041
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00	10-1-2029	1,055,000	1,213,795
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  7

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00%	10-1-2030	$ 1,760,000	$ 2,057,482
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00	10-1-2031	1,980,000	2,347,245
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00	10-1-2032	2,080,000	2,455,524
Tohopekaliga Water Authority Florida Utility System 144A	5.00	10-1-2025	12,000,000	12,751,356
				21,869,443
				74,144,279
Georgia: 5.75%
Health revenue: 0.15%
Fulton County GA Residential Care Facilities Elderly Authority Revenue Entrance Fee Canterbury Court 144A	2.25	10-1-2028	3,665,000	3,082,084
Industrial development revenue: 0.33%
Brookhaven GA Urban Redevelopment Agency Revenue Bond	4.00	7-1-2042	3,455,000	3,510,265
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	3.63	1-1-2031	2,000,000	1,744,985
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2036	1,750,000	1,599,870
				6,855,120
Transportation revenue: 0.06%
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A 144A¤	0.00	6-1-2024	1,300,000	1,240,623
Utilities revenue: 5.21%
Appling County Development Authority Oglethorpe Power Corporation Hatch Project	1.50	1-1-2038	2,500,000	2,381,657
Bartow County Development Authority Pollution Control Georgia Power Company Plant Bowen Project	1.80	9-1-2029	1,000,000	851,423
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	3,000,000	2,984,452
Burke County GA Development Authority PCR Bonds Georgia Power Company Plant Vogtle Project	1.70	12-1-2049	3,500,000	3,407,815
Burke County GA Development Authority PCR Bonds Georgia Power Company Plant Vogtle Project	2.25	10-1-2032	1,500,000	1,497,362
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2024	350,000	356,977
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2025	400,000	414,829
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2026	600,000	633,525
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2027	700,000	750,592
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2028	850,000	922,783
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2029	1,000,000	1,096,459
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2030	1,100,000	1,217,126
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2031	1,000,000	1,105,268
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2032	1,000,000	1,103,836
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022A	4.00	12-1-2028	3,000,000	2,973,305
See accompanying notes to portfolio of investments

8  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022A	4.00%	12-1-2029	$ 4,500,000	$ 4,425,008
Main Street Natural Gas Incorporated Georgia Gas Project Series B	4.00	8-1-2049	10,000,000	10,053,854
Main Street Natural Gas Incorporated Georgia Gas Project Series B	5.00	6-1-2029	1,630,000	1,702,896
Main Street Natural Gas Incorporated Georgia Gas Project Series B	5.00	7-1-2053	1,665,000	1,762,297
Main Street Natural Gas Incorporated Georgia Gas Project Series C	4.00	3-1-2050	10,235,000	10,177,578
Main Street Natural Gas Incorporated Georgia Gas Project Series C	5.00	6-1-2028	2,500,000	2,600,924
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ)	4.00	4-1-2048	2,640,000	2,643,129
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	3.87	4-1-2048	4,700,000	4,704,811
Main Street Natural Gas Incorporated Georgia Gas Supply Series C	4.00	5-1-2052	7,265,000	7,131,976
Main Street Natural Gas Incorporated Georgia Gas Supply Series C 144Aøø	4.00	8-1-2052	28,000,000	26,703,802
Municipal Electric Authority Georgia General Resolution Projects Subordinated Bonds Series A	5.00	1-1-2027	1,010,000	1,083,457
Municipal Electric Authority Georgia General Resolution Projects Subordinated Bonds Series A	5.00	1-1-2028	1,035,000	1,126,387
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2030	350,000	400,904
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2032	1,100,000	1,282,495
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2027	300,000	321,819
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2028	400,000	435,319
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2029	400,000	438,995
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2028	1,000,000	1,078,198
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2029	910,000	984,018
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2027	1,150,000	1,233,640
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2028	1,270,000	1,382,137
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2029	1,140,000	1,260,871
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2030	1,025,000	1,132,825
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2031	1,385,000	1,524,461
				107,289,210
				118,467,037
Guam: 0.21%
Airport revenue: 0.04%
Guam International Airport Authority Revenue Series A %%	5.25	10-1-2029	700,000	733,361
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.09%
Guam Government Department Education Certificate of Participation Refunding Bonds John F Kennedy High School	3.63%	2-1-2025	$ 575,000	$ 564,927
Guam Government Department Education Certificate of Participation Refunding Bonds John F Kennedy High School	4.25	2-1-2030	1,355,000	1,368,262
				1,933,189
Tax revenue: 0.08%
Guam Government Business Privilege Tax Refunding Bonds Series F	5.00	1-1-2030	750,000	801,132
Guam Government Business Privilege Tax Refunding Bonds Series F	5.00	1-1-2031	750,000	806,044
				1,607,176
				4,273,726
Hawaii: 0.38%
Health revenue: 0.38%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	4.42	7-1-2039	7,880,000	7,880,000
Illinois: 16.48%
Airport revenue: 2.44%
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2013A	5.50	1-1-2027	3,925,000	3,929,933
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2026	7,000,000	7,070,398
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2030	5,925,000	5,977,836
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Refunding Bonds Series B	4.00	1-1-2029	10,955,000	10,959,305
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Refunding Bonds Series B	5.00	1-1-2032	5,125,000	5,128,929
Chicago IL O'Hare International Airport Customer Facility Charge	5.25	1-1-2024	1,665,000	1,667,809
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2015A	5.00	1-1-2028	10,820,000	11,089,881
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2017D	5.00	1-1-2025	2,450,000	2,526,007
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2022C	5.00	1-1-2031	530,000	592,134
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2022C	5.00	1-1-2032	400,000	449,893
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2022C	5.00	1-1-2033	400,000	448,866
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2022C	5.00	1-1-2034	325,000	363,276
				50,204,267
Education revenue: 1.04%
Illinois Finance Authority Charter School Revenue Series A 144A	4.00	7-1-2031	1,735,000	1,513,882
See accompanying notes to portfolio of investments

10  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Illinois Finance Authority Charter School Revenue Series A 144A	5.00%	7-1-2041	$ 4,475,000	$ 3,754,968
Illinois Finance Authority Revenue Bonds Acero Charter Schools 144A	4.00	10-1-2028	580,000	543,161
Illinois Finance Authority Revenue Bonds Acero Charter Schools 144A	4.00	10-1-2030	625,000	570,222
Illinois Finance Authority Revenue Bonds Acero Charter Schools 144A	4.00	10-1-2031	985,000	885,820
Illinois Finance Authority Revenue Bonds Acero Charter Schools 144A	4.00	10-1-2032	680,000	603,036
Illinois Finance Authority Revenue Refunding Bonds Bradley University Project Series C	5.00	8-1-2028	1,860,000	1,958,734
Southern Illinois University Board of Trustees Housing & Auxiliary Facilities System Series A (BAM Insured)	4.00	4-1-2028	725,000	755,148
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2029	675,000	742,148
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2030	800,000	886,549
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2031	570,000	637,387
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	560,792
University of Illinois Board of Trustees Auxiliary Facilities System Revenue Refunding Bonds Series 2013A	4.00	4-1-2030	5,000,000	5,001,263
University of Illinois Board of Trustees Auxiliary Facilities System Revenue Refunding Bonds Series 2013A	5.00	4-1-2026	3,000,000	3,001,333
				21,414,443
GO revenue: 7.07%
Berwyn IL Series A	5.00	12-1-2028	3,000,000	3,074,937
Berwyn IL Series A	5.00	12-1-2029	2,345,000	2,396,389
Chicago IL Board of Education Dedicated Capital Improvement	5.25	4-1-2033	1,375,000	1,530,999
Chicago IL Board of Education Dedicated Capital Improvement	5.25	4-1-2034	1,625,000	1,800,836
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2031	2,500,000	2,641,421
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2033	5,300,000	5,557,233
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2034	1,500,000	1,561,730
Chicago IL Board of Education Series 2021A	5.00	12-1-2040	1,500,000	1,502,891
Chicago IL Board of Education Unlimited Tax GO Refunding Bonds Series 2018A (AGM Insured)	5.00	12-1-2024	3,000,000	3,068,778
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2024	14,800,000	14,409,253
Chicago IL Chicago Works Series A	5.25	1-1-2036	1,500,000	1,633,613
Chicago IL Park District GO Limited Series A	5.00	1-1-2024	550,000	558,063
Chicago IL Park District GO Limited Series A	5.00	1-1-2025	625,000	642,247
Chicago IL Park District GO Limited Series C	5.00	1-1-2024	410,000	416,011
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2023	1,295,000	1,310,754
Chicago IL Refunding Bonds Project Series 2003B	5.13	1-1-2027	1,700,000	1,739,245
Chicago IL Refunding Bonds Project Series 2003B	5.50	1-1-2032	1,145,000	1,175,987
Chicago IL Series 2020-A	5.00	1-1-2027	8,000,000	8,368,386
Chicago IL Series A	5.00	1-1-2025	2,000,000	2,046,070
Chicago IL Series A	5.00	1-1-2028	6,125,000	6,458,071
Chicago IL Series C	5.00	1-1-2026	970,000	1,004,073
Cook County IL Community Consolidated School District #15 Limited Tax	5.00	12-1-2026	2,540,000	2,694,213
Cook County IL Refunding Bond Series A	5.00	11-15-2027	2,000,000	2,198,230
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Cook County IL School District #153 Homewood Series A (AGM Insured) ¤	0.00%	12-15-2023	$ 1,225,000	$ 1,198,675
Cook County IL School District #227 Rich Township Refunding Bonds	3.00	12-1-2024	965,000	969,725
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2026	3,030,000	3,284,766
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2027	2,950,000	3,257,355
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2028	2,285,000	2,572,094
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2024	1,000,000	1,035,683
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2025	1,000,000	1,058,863
Cook County IL Series A (AGM Insured)	5.00	11-15-2026	3,000,000	3,242,667
Cook County IL Series A	5.00	11-15-2030	2,200,000	2,363,795
Cook County IL Series A	5.00	11-15-2033	3,850,000	4,375,879
Decatur IL Macon County GO Refunding Bonds	5.00	3-1-2024	1,405,000	1,407,649
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	455,000	445,451
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	2,345,000	2,295,785
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	2,830,000	2,759,101
Illinois Refunding Bonds Series A	5.00	10-1-2026	3,000,000	3,202,696
Illinois Series 2016	5.00	11-1-2025	5,000,000	5,248,704
Illinois Series A	5.00	4-1-2023	3,500,000	3,500,000
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015A	5.00	1-1-2028	1,555,000	1,574,472
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015D	5.00	1-1-2032	1,025,000	1,036,102
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,676,292
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,458,332
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2027	1,000,000	1,050,863
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2028	950,000	998,671
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2029	4,000,000	4,205,944
Waukegan IL Series 2015A (AGM Insured)	5.00	12-30-2031	1,000,000	1,039,418
Waukegan IL Series 2017A (AGM Insured)	4.00	12-30-2030	980,000	1,006,592
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2025	14,385,000	13,561,741
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2026	8,695,000	7,945,308
				145,562,053
Health revenue: 0.29%
Illinois Finance Authority Revenue Bonds Advocate Health Care Network	4.00	11-1-2030	3,000,000	3,058,453
See accompanying notes to portfolio of investments

12  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Illinois Finance Authority Revenue Bonds Advocate Health Care Network	5.00%	8-1-2038	$ 1,520,000	$ 1,563,638
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2024	420,000	410,419
Illinois Finance Authority Revenue Refunding Bonds Smith Crossing	4.00	10-15-2025	295,000	287,792
Illinois Finance Authority Revenue Refunding Bonds Smith Crossing	4.00	10-15-2028	670,000	629,011
				5,949,313
Housing revenue: 0.12%
Illinois Housing Development Authority Homeowner Mortgage Series 2016C	2.90	8-1-2031	1,000,000	958,899
Northern Illinois University Auxiliary Facilities System (BAM Insured)	5.00	10-1-2027	350,000	377,496
Northern Illinois University Auxiliary Facilities System (BAM Insured)	5.00	10-1-2029	650,000	715,860
Northern Illinois University Auxiliary Facilities System (BAM Insured)	5.00	10-1-2030	325,000	359,796
				2,412,051
Miscellaneous revenue: 1.35%
Chicago IL Board of Education Dedicated Revenue Series C	5.00	12-1-2034	1,945,000	2,001,392
Chicago IL Board of Education Unlimited Tax GO Refunding Bonds Series 2019B	5.00	12-1-2026	2,000,000	2,074,229
Chicago IL Board of Education Unlimited Tax GO Refunding Bonds Series 2019B	5.00	12-1-2027	1,625,000	1,695,565
Chicago IL Special Assessment Improvement Refunding Bonds Lakeshore East Project 144A	3.29	12-1-2030	350,000	320,466
Chicago IL Special Assessment Improvement Refunding Bonds Lakeshore East Project 144A	3.38	12-1-2031	375,000	341,281
Chicago IL Special Assessment Improvement Refunding Bonds Lakeshore East Project 144A	3.45	12-1-2032	300,000	271,885
Chicago IL Special Assessment Improvement Refunding Bonds Lakeshore East Project 144A	3.20	12-1-2029	325,000	298,517
Illinois (AGM Insured)	5.00	7-1-2023	4,875,000	4,899,293
Illinois Refunding Bonds	5.00	2-1-2026	2,000,000	2,109,483
Illinois Series 2013	5.50	7-1-2033	4,000,000	4,016,876
Illinois Series A	5.00	11-1-2023	8,955,000	9,054,272
Illinois Series A	5.00	12-1-2035	650,000	688,616
				27,771,875
Tax revenue: 3.74%
Cook County IL Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,086,957
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2029	675,000	764,131
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2030	3,575,000	4,097,173
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,552,713
Illinois Regional Transportation Authority Series A (AGM Insured)	5.25	6-1-2024	9,995,000	10,253,084
Illinois Regional Transportation Authority Series B	3.50	6-1-2025	5,110,000	5,110,000
Illinois Sales Tax Build Illinois Junior Obligation	5.00	6-15-2025	9,025,000	9,050,922
Illinois Sales Tax First Series (NPFGC Insured)	6.00	6-15-2024	515,000	531,235
Illinois Sales Tax First Series (NPFGC Insured)	6.00	6-15-2025	8,365,000	8,840,049
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported	5.00	6-15-2023	3,220,000	3,228,356
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  13

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported	5.00%	6-15-2024	$ 4,135,000	$ 4,185,529
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported (BAM Insured)	5.00	6-15-2028	1,500,000	1,598,534
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported (BAM Insured)	5.00	6-15-2028	1,515,000	1,614,519
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported (BAM Insured)	5.00	6-15-2030	2,000,000	2,153,181
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported (BAM Insured)	5.00	6-15-2030	3,250,000	3,498,919
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	1,740,000	1,538,027
Illinois Sports Facilities Authority State Tax Supported Refunding Bond	5.00	6-15-2028	1,000,000	1,033,397
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2029	1,750,000	1,368,057
Metropolitan Pier & Exposition Authority CAB Prerefunded Bond (NPFGC Insured) ¤	0.00	12-15-2023	20,000	19,594
Metropolitan Pier & Exposition Authority CAB Unrefunded Bond (NPFGC Insured) ¤	0.00	12-15-2023	1,105,000	1,078,218
Sales Tax Securitization Corporation Second Lien Series 2020A	5.00	1-1-2028	5,000,000	5,490,201
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	4,815,000	5,089,093
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2027	1,000,000	1,077,515
St. Charles, Kane & DuPage Counties IL	4.00	1-1-2024	885,000	877,721
St. Charles, Kane & DuPage Counties IL	4.00	1-1-2025	925,000	905,782
				77,042,907
Water & sewer revenue: 0.43%
Chicago IL Wastewater Transmission Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,356,807
Chicago IL Waterworks Second Lien	5.00	11-1-2028	2,560,000	2,685,452
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	2,841,052
				8,883,311
				339,240,220
Indiana: 2.21%
Education revenue: 0.01%
Indiana Finance Authority Environmental Facilities Revenue Refunding Bonds Kipp Indianapolis Incorporated Project Series A	4.00	7-1-2030	210,000	198,091
Industrial development revenue: 0.53%
Illinois Finance Authority Tax-Exempt Private Activity Bonds Ohio River Bridges East End Crossing Project Series 2013A	5.00	7-1-2044	5,550,000	5,579,500
Indiana Finance Authority Tax-Exempt Private Activity Bonds Ohio River Bridges East End Crossing Partners LLC Project Series A-P3	5.00	7-1-2048	5,215,000	5,242,719
				10,822,219
See accompanying notes to portfolio of investments

14  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.08%
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00%	7-15-2026	$ 735,000	$ 667,828
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2027	630,000	555,638
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	6,331,836
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2029	6,600,000	7,448,487
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	7,220,250
				22,224,039
Utilities revenue: 0.59%
Indiana Finance Authority Environmental Facilities Revenue Refunding Bonds Indianapolis Land Power and Light Company Project Series A øø	0.75	12-1-2038	3,000,000	2,675,203
Indiana Finance Authority Midwestern Disaster Relief Revenue Various Ohio Valley Electric Corporation Project Series 2012A	4.25	11-1-2030	7,630,000	7,693,041
Indiana Finance Authority Midwestern Disaster Relief Revenue Various Ohio Valley Electric Corporation Project Series 2012B	3.00	11-1-2030	2,000,000	1,855,288
				12,223,532
				45,467,881
Iowa: 0.90%
Education revenue: 0.13%
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2025	1,295,000	1,353,245
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2026	1,215,000	1,292,656
				2,645,901
GO revenue: 0.44%
Coralville IA Taxable-Annual Appropriation Series 2018B	4.40	5-1-2023	410,000	409,414
Coralville IA Taxable-Annual Appropriation Series 2018E	7.00	6-1-2025	8,485,000	8,669,648
				9,079,062
Utilities revenue: 0.25%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	4,975,000	5,074,657
Water & sewer revenue: 0.08%
Xenia IA Rural Water District Capital Loan Notes	5.00	12-1-2031	1,615,000	1,768,542
				18,568,162
Kansas: 0.47%
Health revenue: 0.05%
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,084,684
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  15

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.42%
Wyandotte County & Kansas City KS Special Obligation Improvement & Refunding Bonds Plaza Redevelopment Project	4.00%	12-1-2028	$ 325,000	$ 302,203
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB 144A¤	0.00	9-1-2034	22,360,000	8,255,701
				8,557,904
				9,642,588
Kentucky: 3.27%
Education revenue: 0.16%
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	3.00	12-1-2024	1,585,000	1,570,254
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	4.00	12-1-2029	570,000	551,514
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	4.00	12-1-2030	590,000	566,156
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	4.00	12-1-2031	615,000	584,630
				3,272,554
Health revenue: 0.33%
Kentucky EDFA Health System Revenue Norton Healthcare Incorporate Series B (NPFGC Insured) ¤	0.00	10-1-2026	3,000,000	2,672,942
Kentucky EDFA Healthcare Facilities Rosedale Green Project	5.00	11-15-2025	945,000	921,277
Louisville & Jefferson Counties KY Metro Health System Revenue Norton Healthcare Incorporated Series C	5.00	10-1-2047	3,000,000	3,171,620
				6,765,839
Industrial development revenue: 0.12%
Boone County KY Poll Control Duke Energy Kentucky Incorporated Series A	3.70	8-1-2027	2,500,000	2,500,365
Miscellaneous revenue: 0.05%
Kentucky State University Certificate of Participation (BAM Insured)	3.00	11-1-2032	320,000	318,658
Kentucky State University Certificate of Participation (BAM Insured)	4.00	11-1-2033	130,000	140,444
Kentucky State University Certificate of Participation (BAM Insured)	4.00	11-1-2034	130,000	139,030
Kentucky State University Certificate of Participation (BAM Insured)	5.00	11-1-2029	200,000	229,255
Kentucky State University Certificate of Participation (BAM Insured)	5.00	11-1-2030	175,000	203,948
				1,031,335
Utilities revenue: 2.61%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	3,755,000	3,737,967
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	14,725,000	14,716,938
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	4,775,000	4,753,340
Kentucky Public Energy Authority Gas Supply Series C-1 øø	4.00	2-1-2050	14,960,000	14,767,296
See accompanying notes to portfolio of investments

16  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Louisville & Jefferson Counties KY Metro Government PCR Series B	1.35%	11-1-2027	$ 2,000,000	$ 1,805,521
Trimble County KY PCR Bonds Louisville Gas and Electric Company Project Series 2001A	0.63	9-1-2026	3,250,000	2,966,723
Trimble County KY PCR Bonds Louisville Gas and Electric Company Project Series 2001B	1.35	11-1-2027	6,200,000	5,682,718
Trimble County KY PCR Bonds Louisville Gas and Electric Company Project Series 2016A	1.30	9-1-2044	6,250,000	5,274,128
				53,704,631
				67,274,724
Louisiana: 1.58%
Airport revenue: 0.22%
New Orleans LA Aviation Board General North Terminal Project Series A	5.00	1-1-2032	1,000,000	1,032,062
New Orleans LA Aviation Board Gulf Opportunity Zone Customer Facility Charges Revenue Refunding Bonds Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2031	1,250,000	1,379,874
New Orleans LA Aviation Board Gulf Opportunity Zone Customer Facility Charges Revenue Refunding Bonds Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2032	2,000,000	2,205,982
				4,617,918
Industrial development revenue: 0.86%
St. John The Baptist Parish LA Revenue Refunding Bond Marathon Oil Corporation Project	4.05	6-1-2037	3,250,000	3,250,000
St. John the Baptist Parish LA Revenue Refunding Bonds Marathon Oil Corporation Project Series 2017A-3	2.20	6-1-2037	7,000,000	6,571,513
St. John the Baptist Parish LA Revenue Refunding Bonds Marathon Oil Corporation Project Series 2017B-2	2.38	6-1-2037	8,330,000	7,863,802
				17,685,315
Miscellaneous revenue: 0.16%
Louisiana GO Series A	5.00	2-1-2027	2,000,000	2,028,016
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	1,380,000	1,210,662
				3,238,678
Water & sewer revenue: 0.34%
East Baton Rouge LA Refunding Bonds Multi Modal Series A	1.30	2-1-2041	3,500,000	2,983,490
Greater Ouachita Water Company Incorporated Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	3.00	9-1-2023	250,000	250,214
Greater Ouachita Water Company Incorporated Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2024	460,000	474,277
Greater Ouachita Water Company Incorporated Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2025	510,000	538,265
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2026	350,000	374,109
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2027	600,000	654,458
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2028	400,000	443,968
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  17

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
New Orleans LA Sewage Service Revenue Series B	5.00%	6-1-2029	$ 600,000	$ 674,600
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2030	600,000	681,379
				7,074,760
				32,616,671
Maine: 0.14%
Health revenue: 0.14%
Maine Health & Higher Educational Facilities Authority Series C	5.00	7-1-2039	1,865,000	1,970,813
Maine HEFA	5.00	7-1-2027	180,000	199,093
Maine HEFA	5.00	7-1-2027	570,000	617,744
				2,787,650
Maryland: 1.82%
Education revenue: 0.11%
Maryland Health and HEFAR Stevenson University Series A	5.00	6-1-2029	300,000	326,662
Maryland Health and HEFAR Stevenson University Series A	5.00	6-1-2031	350,000	387,528
Maryland Health and HEFAR Stevenson University Series A	5.00	6-1-2033	425,000	466,315
Prince George's County MD Chesapeake Lighthouse Charter School Project Series A	5.00	8-1-2026	1,005,000	999,466
				2,179,971
Health revenue: 0.09%
Maryland Health and HEFAR Adventist Healthcare	5.00	1-1-2026	495,000	513,752
Maryland Health and HEFAR Adventist Healthcare	5.00	1-1-2027	430,000	452,381
Maryland Health and HEFAR Adventist Healthcare	5.00	1-1-2028	300,000	319,112
Maryland Health and HEFAR Adventist Healthcare	5.00	1-1-2029	290,000	311,240
Maryland Health and HEFAR Adventist Healthcare	5.00	1-1-2030	285,000	307,945
				1,904,430
Housing revenue: 1.03%
Maryland CDA Department of Housing & Community Multifamily Development Overlook Manor Townhouses Series C	3.00	4-1-2024	4,600,000	4,564,716
Maryland CDA Department of Housing & Community Multifamily Development Windsor Valley III Apartments Series G (FHA Insured)	1.05	12-1-2023	11,000,000	10,775,456
Maryland CDA Department of Housing & Community Multifamily Development Woodside Gardens Series A 144A	1.33	1-1-2024	6,000,000	5,867,872
				21,208,044
Tax revenue: 0.45%
Maryland Department of Transportation Consolidated 3rd Issue	4.00	12-15-2027	9,260,000	9,354,583
Transportation revenue: 0.14%
Maryland Economic Development Corporation Private Activity Green Bond Purple Line Light Rail Transit Partners LLC Series A-P3	5.00	11-12-2028	2,750,000	2,842,969
				37,489,997
See accompanying notes to portfolio of investments

18  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 1.06%
Airport revenue: 0.45%
Massachusetts Port Authority Revenue AMT Series E	5.00%	7-1-2031	$ 1,000,000	$ 1,135,620
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2032	1,500,000	1,700,378
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2033	3,000,000	3,391,129
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2034	2,615,000	2,940,504
				9,167,631
Education revenue: 0.37%
Lowell MA Collegiate Charter School Revenue	4.00	6-15-2024	215,000	213,231
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2029	490,000	492,262
Massachusetts Development Finance Agency Lasell University Issue	4.00	7-1-2029	340,000	330,819
Massachusetts Development Finance Agency Lasell University Issue	4.00	7-1-2030	355,000	343,900
Massachusetts Development Finance Agency Lasell University Issue	4.00	7-1-2031	370,000	355,876
Massachusetts Development Finance Agency Sabis International Charter School	5.00	4-15-2025	430,000	433,085
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series 2020B	5.00	7-1-2026	1,000,000	1,054,811
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series 2020B	5.00	7-1-2027	1,500,000	1,607,666
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series 2020B	5.00	7-1-2028	1,250,000	1,351,377
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series 2020B	5.00	7-1-2029	1,400,000	1,524,949
				7,707,976
Health revenue: 0.24%
Massachusetts Development Finance Agency Linden Ponds Incorporated Facility 144A	4.00	11-15-2023	310,000	309,765
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2026	150,000	153,388
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2027	160,000	164,857
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2028	175,000	181,551
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2029	300,000	313,094
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2030	320,000	335,500
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2031	350,000	361,587
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2032	400,000	410,075
Massachusetts Development Finance Authority Revenue Bonds Series 2019-T1 (SIFMA Municipal Swap +0.60%) 144A±	4.57	7-1-2049	2,650,000	2,616,917
				4,846,734
				21,722,341
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  19

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 2.01%
Airport revenue: 0.20%
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series 2015F	5.00%	12-1-2030	$ 4,000,000	$ 4,138,300
Education revenue: 0.25%
Lake Superior State University Board of Trustees (AGM Insured)	4.00	11-15-2029	1,220,000	1,297,289
Lake Superior State University Board of Trustees (AGM Insured)	4.00	11-15-2030	405,000	434,893
Lake Superior State University Board of Trustees (AGM Insured)	4.00	11-15-2031	400,000	429,553
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative Studies Project	5.00	12-1-2026	840,000	845,872
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative Studies Project	5.00	12-1-2027	585,000	589,190
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative Studies Project	5.00	12-1-2028	535,000	538,874
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative Studies Project	5.00	12-1-2029	590,000	594,417
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative Studies Project	5.00	12-1-2030	400,000	402,884
Michigan Finance Authority Limited Obligation Refunding Bonds Public School Academy Cesar Chavez Academy Project	3.25	2-1-2024	90,000	88,945
				5,221,917
GO revenue: 0.10%
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,038,237
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,027,814
				2,066,051
Health revenue: 0.07%
Kalamazoo MI Economic Development Corporation Revenue Limited Obligation Heritage Community	2.88	5-15-2026	1,520,000	1,430,015
Industrial development revenue: 0.10%
Michigan Strategic Fund Limited Obligation Revenue Graphic Packaging International LLC	4.00	10-1-2061	2,000,000	1,972,453
Miscellaneous revenue: 0.61%
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.88	10-1-2023	2,500,000	2,499,076
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50	10-1-2029	5,685,000	5,726,913
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2028	865,000	967,404
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2029	1,500,000	1,671,860
See accompanying notes to portfolio of investments

20  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	5.00%	5-1-2023	$ 710,000	$ 710,160
Michigan Public Educational Facilities Authority Chandler Park Academy Project	6.35	11-1-2028	1,005,000	1,005,929
				12,581,342
Tax revenue: 0.15%
Michigan Finance Authority Series 2014B	5.00	7-1-2032	3,000,000	3,037,747
Water & sewer revenue: 0.53%
Michigan Financial Authority Great Lakes Water Authority Series C-3 (AGM Insured)	5.00	7-1-2031	3,000,000	3,075,651
Michigan Financial Authority Local Government Loan Program Series D-1 (AGM Insured)	5.00	7-1-2023	2,000,000	2,010,191
Michigan Financial Authority Local Government Loan Program Series D-6 (NPFGC Insured)	5.00	7-1-2023	3,670,000	3,687,893
Michigan Financial Authority Local Government Loan Program Series D-6 (NPFGC Insured)	5.00	7-1-2024	2,130,000	2,183,975
				10,957,710
				41,405,535
Minnesota: 1.41%
Education revenue: 0.58%
Cologne MN Charter School Lease Academy Project Series 2014A	4.00	7-1-2023	260,000	259,685
Minneapolis MN Charter School Lease Revenue Northeast College Preparatory Project	5.00	7-1-2040	875,000	779,121
Minnesota State HEFAR Refunding Bonds St. Catherine University Series A	5.00	10-1-2024	545,000	558,952
Minnesota State HEFAR Refunding Bonds St. Catherine University Series A	5.00	10-1-2027	1,035,000	1,114,959
Minnesota State HEFAR Refunding Bonds St. Catherine University Series A	5.00	10-1-2029	660,000	719,195
Ramsey MN Charter School PACT Project Series 2022A	5.00	6-1-2032	6,500,000	6,364,102
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	5.00	9-1-2026	815,000	817,104
Woodbury MN Charter School Woodbury Leadership Academy Project Series A	4.00	7-1-2031	690,000	634,588
Woodbury MN Charter School Woodbury Leadership Academy Project Series A	4.00	7-1-2041	850,000	685,706
				11,933,412
Health revenue: 0.36%
Minneapolis MN Health Care System Revenue Bonds Series C (Wells Fargo Bank NA LOC) ø	3.70	11-15-2048	2,000,000	2,000,000
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	5,455,000	5,370,570
				7,370,570
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  21

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.47%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds (U.S. SOFR +1.00%)(Royal Bank of Canada LIQ) ±	4.24%	12-1-2052	$10,000,000	$ 9,793,305
				29,097,287
Mississippi: 0.54%
GO revenue: 0.18%
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2029	620,000	647,454
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2030	565,000	586,694
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2031	400,000	413,069
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2032	435,000	446,434
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2024	355,000	365,272
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2025	255,000	267,912
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2026	225,000	241,379
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2027	385,000	420,494
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2028	315,000	349,554
				3,738,262
Health revenue: 0.36%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Corporation Series A-1	5.00	9-1-2044	3,000,000	3,114,637
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series II	5.00	10-1-2040	3,930,000	4,190,994
				7,305,631
				11,043,893
Missouri: 3.25%
Airport revenue: 0.11%
St. Louis MO Airport Revenue Refunding Bonds Series 2017D (AGM Insured)	5.00	7-1-2030	2,090,000	2,219,329
Education revenue: 0.40%
Missouri State HEFAR University Health Science	5.00	10-1-2026	925,000	982,943
Missouri State HEFAR University Health Science	5.00	10-1-2027	975,000	1,051,596
Missouri State HEFAR University Health Science	5.00	10-1-2028	1,025,000	1,118,920
Missouri State HEFAR Webster University Project	5.00	4-1-2023	1,050,000	1,050,000
Missouri State HEFAR Webster University Project	5.00	4-1-2024	2,820,000	2,821,065
Missouri State HEFAR Webster University Project	5.00	4-1-2025	600,000	601,235
Missouri State HEFAR Webster University Project	5.00	4-1-2026	500,000	502,363
				8,128,122
See accompanying notes to portfolio of investments

22  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.24%
Missouri HEFAR Barnes-Jewish Christian Health System Series C	5.00%	5-1-2052	$18,000,000	$ 19,876,347
Missouri HEFAR St. Lukes Health System Incorporated	5.00	11-15-2030	5,425,000	5,728,245
				25,604,592
Housing revenue: 0.42%
Missouri Southern State University Auxiliary Enterprise Revenue System	3.00	10-1-2026	720,000	699,677
Missouri Southern State University Auxiliary Enterprise Revenue System	4.00	10-1-2031	1,000,000	965,716
Port Authority of Kansas City MFHR Bonds Series 2022A (Department of Housing and Urban Development Insured)	1.50	5-1-2024	7,000,000	6,990,306
				8,655,699
Miscellaneous revenue: 0.85%
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2028	3,000,000	3,227,156
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2030	2,000,000	2,177,144
Missouri Public Utilities Commission Interim Construction Notes	0.75	8-1-2023	10,000,000	9,904,456
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2024	1,000,000	1,013,715
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2025	1,105,000	1,130,880
				17,453,351
Tax revenue: 0.14%
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2023	750,000	747,300
Hanley Road Corridor Transportation Development District Missouri Transportation Sales Tax Revenue Refunding Bonds	1.63	10-1-2033	345,000	345,000
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	880,000	861,553
St. Ann MO Tax Increment Revenue Bonds Northwest Plaza Redevelopment Series 2018A 144A	4.63	11-1-2030	1,000,000	967,375
				2,921,228
Water & sewer revenue: 0.09%
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2025	810,000	845,365
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2027	700,000	768,364
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2028	275,000	308,587
				1,922,316
				66,904,637
Nebraska: 0.56%
Airport revenue: 0.04%
Lincoln NE Airport Authority	5.00	7-1-2029	835,000	918,891
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  23

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.11%
Douglas County NE Educational Facilities Creighton University (SIFMA Municipal Swap +0.53%) ±	4.50%	7-1-2035	$ 2,230,000	$ 2,203,862
Utilities revenue: 0.41%
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2025	3,290,000	3,387,601
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2026	3,750,000	3,900,105
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2027	1,000,000	1,047,684
				8,335,390
				11,458,143
Nevada: 0.12%
Miscellaneous revenue: 0.10%
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2024	150,000	145,550
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2025	180,000	169,965
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2026	225,000	206,424
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.25	6-1-2027	250,000	224,728
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.50	6-1-2028	250,000	221,232
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.50	6-1-2029	200,000	171,751
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.63	6-1-2030	300,000	254,305
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.75	6-1-2031	225,000	188,317
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.75	6-1-2033	515,000	413,807
				1,996,079
Tax revenue: 0.02%
Sparks NV Tourism Improvement District #1 Senior Revenue Refunding Bonds Sales Tax Anticipation Notes 144A	2.50	6-15-2024	455,000	444,183
				2,440,262
New Hampshire: 0.12%
Housing revenue: 0.12%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	2,384,568	2,377,053
New Jersey: 4.30%
Airport revenue: 0.32%
New Jersey EDA Refunding Bonds Port Newark Container Terminal LLC Project	5.00	10-1-2025	2,750,000	2,793,067
New Jersey EDA Refunding Bonds Port Newark Container Terminal LLC Project	5.00	10-1-2026	2,130,000	2,172,321
South Jersey NJ Port Corporation Marine Terminal Series B	5.00	1-1-2027	1,000,000	1,055,282
South Jersey NJ Port Corporation Marine Terminal Series B	5.00	1-1-2028	500,000	533,879
				6,554,549
See accompanying notes to portfolio of investments

24  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.92%
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	4.00%	7-1-2036	$ 425,000	$ 433,168
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	4.00	7-1-2037	150,000	151,042
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	4.00	7-1-2038	200,000	200,596
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	5.00	7-1-2032	225,000	258,401
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	5.00	7-1-2034	225,000	256,320
New Jersey EDA Revenue School Facilities Construction Series QQQ	5.00	6-15-2030	1,000,000	1,127,267
New Jersey EDA Revenue School Facilities Construction Series QQQ	5.00	6-15-2031	500,000	567,541
New Jersey EDA School Facilities Construction Refunding Bonds Series I (SIFMA Municipal Swap +1.25%) ±	5.22	9-1-2025	4,500,000	4,494,557
New Jersey EDA School Facilities Construction Refunding Bonds Series I (SIFMA Municipal Swap +1.60%) ±	5.57	3-1-2028	10,000,000	9,978,769
Newark NJ Higher Educational Finance Corporation Charter Schools Incorporated Series 2015A 144A	4.63	8-15-2025	730,000	738,327
Passaic County NJ Improvement Authority Charter School Revenue Bonds Series 2023	4.25	7-1-2033	620,000	634,396
				18,840,384
GO revenue: 0.31%
Atlantic City NJ Board of Education Refunding Bonds (AGM Insured)	4.00	4-1-2027	400,000	422,579
Atlantic City NJ Board of Education Refunding Bonds (AGM Insured)	4.00	4-1-2029	400,000	431,014
Atlantic City NJ Board of Education Refunding Bonds (AGM Insured)	4.00	4-1-2031	350,000	373,350
Atlantic City NJ Board of Education Refunding Bonds (AGM Insured)	4.00	4-1-2033	300,000	317,138
Atlantic City NJ Board of Education Refunding Bonds (AGM Insured)	4.00	4-1-2034	260,000	273,043
New Jersey EDA Revenue Refunding Bonds School Facilities Construction Series GGG 144A	5.25	9-1-2026	2,000,000	2,152,968
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2029	340,000	382,356
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2030	325,000	370,651
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2031	400,000	462,338
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2032	430,000	495,758
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2033	520,000	597,769
				6,278,964
Industrial development revenue: 0.01%
New Jersey EDA Elite Pharmaceuticals Project Series A	6.50	9-1-2030	275,000	238,789
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  25

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.72%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13%	7-1-2029	$ 5,620,000	$ 5,431,882
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.38	7-1-2030	9,705,000	9,476,268
				14,908,150
Tax revenue: 0.35%
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	5,534,401
New Jersey TTFA Transportation Program Series BB	5.00	6-15-2030	1,500,000	1,654,423
				7,188,824
Transportation revenue: 1.35%
New Jersey TTFA CAB Transportation System Series A ¤	0.00	12-15-2026	12,000,000	10,688,872
New Jersey TTFA CAB Transportation System Series C (Ambac Insured) ¤	0.00	12-15-2026	3,500,000	3,128,958
New Jersey TTFA Transportation Program Series 2013AA	5.00	6-15-2023	4,740,000	4,757,880
New Jersey TTFA Transportation System Series 2010D	5.00	12-15-2023	6,960,000	7,053,573
New Jersey TTFA Transportation System Series 2019A	5.00	12-15-2025	1,000,000	1,055,586
South Jersey Transportation Authority Transportation System Revenue Series A (BAM Insured)	5.00	11-1-2036	500,000	561,058
South Jersey Transportation Authority Transportation System Revenue Series A (BAM Insured)	5.00	11-1-2037	500,000	556,035
				27,801,962
Water & sewer revenue: 0.32%
New Jersey EDA Water Facilities Revenue Refunding Bonds AMT American Water Company Incorporated Project Series A	2.20	10-1-2039	5,500,000	4,857,351
New Jersey EDA Water Facilities Revenue Refunding Bonds AMT American Water Company Incorporated Project Series D	1.10	11-1-2029	2,075,000	1,798,433
				6,655,784
				88,467,406
New Mexico: 0.84%
Industrial development revenue: 0.42%
Farmington NM PCR Bonds Corners Project Series 4	1.80	4-1-2029	10,000,000	8,684,873
Tax revenue: 0.09%
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts 144A	3.75	5-1-2028	867,000	815,584
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts 144A	4.00	5-1-2033	1,035,000	910,872
				1,726,456
Utilities revenue: 0.33%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding & Acquisition Bond Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	6,660,000	6,839,803
				17,251,132
See accompanying notes to portfolio of investments

26  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 7.53%
Airport revenue: 1.04%
New York Transportation Development Corporation Special Facility AMT John F Kennedy International Airport Terminal 4 Project	5.00%	12-1-2032	$ 5,500,000	$ 6,089,606
Port Authority of New York & New Jersey Consolidated Bonds 205 Series	5.00	11-15-2025	475,000	506,270
Port Authority of New York & New Jersey Consolidated Bonds 207 Series	5.00	9-15-2027	13,880,000	14,905,983
				21,501,859
Education revenue: 0.93%
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A 144A	3.88	4-15-2023	200,000	199,972
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	4.00	6-1-2031	650,000	606,854
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	5.00	6-1-2036	525,000	517,012
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	5.00	6-1-2041	400,000	378,062
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds Evergreen Charter School Project Series A	5.00	6-15-2032	7,115,000	7,390,925
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.05	2-1-2031	2,415,000	2,102,180
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.76	2-1-2027	970,000	939,629
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	5.45	2-1-2027	2,880,000	2,862,135
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	6.47	2-1-2033	1,435,000	1,498,084
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series B	4.76	2-1-2027	150,000	145,303
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	500,000	394,477
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	7-1-2030	625,000	688,300
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	7-1-2037	200,000	214,675
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	7-1-2042	275,000	288,053
New York NY IDA Civic Facility Stars Churchill School Center Project (AGC Insured) ø	2.25	10-1-2029	1,080,000	1,020,544
				19,246,205
GO revenue: 0.24%
Poughkeepsie City NY Refunding Bonds Public Improvement	4.00	4-15-2029	245,000	256,832
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  27

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00%	6-1-2024	$ 340,000	$ 346,182
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2025	235,000	243,396
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2031	600,000	630,542
Suffolk County NY Series A (BAM Insured)	5.00	6-15-2028	3,000,000	3,388,017
				4,864,969
Health revenue: 0.76%
Huntington NY Local Development Corporation Revenue Gurwin Independent Housing Incorporated	3.00	7-1-2025	80,000	77,316
New York Dormitory Authority Catholic Health Systems Obligated Group Revenue Bond Series 2019B (Manufacturers & Traders LOC) ø	4.20	7-1-2048	4,925,000	4,925,000
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	9-1-2028	1,400,000	1,434,588
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	9-1-2029	1,350,000	1,383,096
New York Dormitory Authority Revenues Non-State Supported Debt Northwell Health Obligated Group Series B-3	5.00	5-1-2048	6,000,000	6,296,195
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	1,500,000	1,424,670
				15,540,865
Housing revenue: 0.57%
New York Housing Finance Agency Affordable Housing Revenue Various Sustainability Bonds Series J-2	1.10	11-1-2061	2,500,000	2,272,217
New York Housing Finance Agency Affordable Housing Revenue Various Sustainability Bonds Series K-2 øø	1.00	11-1-2061	500,000	460,086
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.40	4-1-2023	480,000	480,000
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.55	10-1-2023	760,000	750,140
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.65	4-1-2024	710,000	691,931
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.75	10-1-2024	825,000	794,877
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.88	4-1-2025	1,705,000	1,625,714
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	1.00	10-1-2025	2,415,000	2,287,268
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	1.05	4-1-2026	1,275,000	1,198,567
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	1.15	10-1-2026	1,335,000	1,247,644
				11,808,444
Industrial development revenue: 1.23%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	2,000,000	1,831,321
New York Transportation Development Corporation Exempt Facility Revenue New York Thruway Service Areas Project	2.50	10-31-2031	750,000	629,032
See accompanying notes to portfolio of investments

28  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
New York Transportation Development Corporation Exempt Facility Revenue New York Thruway Service Areas Project	4.00%	10-31-2034	$ 500,000	$ 495,645
New York Transportation Development Corporation Special Facility AMT American Airlines Incorporated John F Kennedy International Airport Project	2.25	8-1-2026	1,625,000	1,511,299
New York Transportation Development Corporation Special Facility AMT Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2026	11,030,000	11,293,613
New York Transportation Development Corporation Special Facility AMT Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	10-1-2035	9,250,000	9,533,842
				25,294,752
Miscellaneous revenue: 0.80%
New York City IDA Pilot Refunding Bonds Queens Baseball Stadium Project Series 2021A (AGM Insured)	5.00	1-1-2025	1,250,000	1,295,241
New York City IDA Pilot Refunding Bonds Queens Baseball Stadium Project Series 2021A (AGM Insured)	5.00	1-1-2030	1,750,000	1,976,757
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	1.70	11-15-2030	4,000,000	3,331,408
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.10	11-15-2032	5,000,000	4,302,721
RBC Municipal Products Incorporated Series E-154 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	4.07	6-1-2028	5,000,000	5,000,000
Western Regional Off-Track Betting Corporation 144A	3.00	12-1-2026	550,000	500,030
				16,406,157
Resource recovery revenue: 0.09%
New York Environmental Facilities Corporation Solid Waste Disposal Revenue Casella Waste System Incorporated Project	2.75	9-1-2050	2,000,000	1,883,338
Tax revenue: 0.36%
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series A	2.00	5-15-2045	7,900,000	7,472,992
Transportation revenue: 1.21%
New York Metropolitan Transportation Authority Subordinated Bond Series 2002G-1F (U.S. SOFR +0.43%) ±	3.67	11-1-2026	990,000	978,481
New York Metropolitan Transportation Authority Subordinated Bond Series A-1	5.00	11-15-2048	800,000	816,028
New York Metropolitan Transportation Authority Subordinated Bond Series C-1	5.00	11-15-2024	3,535,000	3,636,017
New York Metropolitan Transportation Authority Various Refunding Bonds Transportation Subordinated Series G-3 (SIFMA Municipal Swap +0.43%) ±	4.40	11-1-2031	20,000,000	19,459,230
				24,889,756
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  29

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.30%
Long Island Power Authority Electric System General Revenue Bonds Series B øø	0.85%	9-1-2050	$ 3,000,000	$ 2,828,522
Long Island Power Authority Electric System General Revenue Bonds Series B	1.50	9-1-2051	3,500,000	3,300,914
				6,129,436
				155,038,773
North Carolina: 0.35%
Education revenue: 0.07%
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Campbell University Series A	5.00	10-1-2028	450,000	485,583
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Campbell University Series A	5.00	10-1-2029	550,000	599,011
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Campbell University Series A	5.00	10-1-2030	450,000	493,496
				1,578,090
Health revenue: 0.24%
Charlotte Mecklenburg Hospital Authority North Carolina Health Care System Atrium Health Series E øø	0.80	1-15-2048	2,000,000	1,898,758
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2029	275,000	256,129
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2030	285,000	261,616
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2031	290,000	261,701
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2036	900,000	748,395
North Carolina Medical Care Commission Retirement Facilities Revenue Entrance Fee Friends Homes Series B-1	2.55	9-1-2026	1,575,000	1,452,149
				4,878,748
Industrial development revenue: 0.04%
Columbus County NC Industrial Facilities and PCFA Refunding Bonds Recovery Zone Facility International Paper Company Project	2.00	11-1-2033	850,000	817,660
				7,274,498
North Dakota: 0.97%
GO revenue: 0.53%
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2025	960,000	1,005,567
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2026	1,115,000	1,194,119
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2027	1,170,000	1,275,855
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2028	1,225,000	1,357,387
See accompanying notes to portfolio of investments

30  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
McKenzie County ND Public School District #1 School Building Series A	5.00%	8-1-2029	$ 1,290,000	$ 1,425,951
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2030	1,355,000	1,496,552
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2031	1,420,000	1,567,405
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2032	1,490,000	1,642,572
				10,965,408
Health revenue: 0.32%
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2029	1,650,000	1,767,480
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2030	1,600,000	1,727,336
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2032	2,805,000	3,042,392
				6,537,208
Miscellaneous revenue: 0.12%
Cass County ND Joint Water Resources District Refunding Bond Temporary Improvement Series A	0.48	5-1-2024	2,500,000	2,401,322
				19,903,938
Ohio: 2.10%
Airport revenue: 0.11%
Port of Greater Cincinnati Development Authority	4.38	6-15-2056	2,340,000	2,245,750
Education revenue: 0.04%
Allen County OH Port Authority Economic Development Revenue Refunding Bonds University of Northwestern Ohio Project Series A	4.00	12-1-2031	710,000	712,989
Health revenue: 0.27%
Hamilton County OH Hospital Facilities Revenue UC Health Obligated Group	5.00	9-15-2027	615,000	647,934
Hamilton County OH Hospital Facilities Revenue UC Health Obligated Group	5.00	9-15-2028	650,000	692,343
Montgomery County OH Hospital Refunding Bonds Facilities Premier Health Partners	5.00	11-15-2033	4,000,000	4,251,542
				5,591,819
Resource recovery revenue: 0.23%
Ohio Air Quality Development Authority Revenue Refunding Bonds AMT American Electric Power Company	2.10	12-1-2027	4,930,000	4,797,869
Tax revenue: 0.33%
Akron OH Income Tax Revenue	4.00	12-1-2029	4,515,000	4,868,312
Akron OH Income Tax Revenue	4.00	12-1-2030	1,830,000	1,971,515
				6,839,827
Utilities revenue: 0.82%
American Municipal Power Ohio Incorporated Refunding Bonds	5.00	2-15-2031	1,700,000	1,972,220
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  31

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Lancaster OH Port Authority Gas Supply Series A (Royal Bank of Canada LIQ)	5.00%	8-1-2049	$ 6,355,000	$ 6,482,286
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series 2009C	1.50	2-1-2026	2,000,000	1,843,186
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series 2019A	3.25	9-1-2029	7,000,000	6,620,582
				16,918,274
Water & sewer revenue: 0.30%
Columbus OH Sewerage System	5.00	6-1-2031	5,825,000	6,048,245
				43,154,773
Oklahoma: 0.78%
Education revenue: 0.24%
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2025	925,000	940,907
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2026	975,000	1,001,017
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2027	1,370,000	1,416,406
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2028	715,000	744,059
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2029	755,000	790,255
				4,892,644
Miscellaneous revenue: 0.34%
Carter County OK Public Facilities Authority Dickson Public Schools Project	4.00	9-1-2025	350,000	360,623
Carter County OK Public Facilities Authority Dickson Public Schools Project	5.00	9-1-2025	365,000	379,502
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2028	2,500,000	2,561,937
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2024	890,000	913,020
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2025	855,000	893,820
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2026	1,810,000	1,928,391
				7,037,293
Tax revenue: 0.20%
Tulsa OK Public Facilities Authority Capital Improvements	4.00	10-1-2027	4,050,000	4,229,156
				16,159,093
Oregon: 0.83%
Airport revenue: 0.06%
Port of Portland OR Portland International Airport AMT Series 28	5.00	7-1-2024	1,125,000	1,149,629
See accompanying notes to portfolio of investments

32  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.77%
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Adventist Health System/West	5.00%	3-1-2040	$ 9,500,000	$ 9,580,948
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Terwilliger Plaza Parkview	0.95	6-1-2027	1,900,000	1,658,637
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2025	400,000	415,105
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2026	125,000	131,518
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2027	300,000	318,909
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2031	1,750,000	1,835,790
YamHill County OR Hospital Authority Friendsview Series A	5.00	11-15-2036	1,220,000	1,063,223
YamHill County OR Hospital Authority Friendsview Series B-2	2.13	11-15-2027	1,000,000	900,074
				15,904,204
				17,053,833
Pennsylvania: 5.01%
Airport revenue: 0.49%
Allegheny County PA Airport Authority AMT Series A	5.00	1-1-2029	4,000,000	4,353,590
Allegheny County PA Airport Authority AMT Series A	5.00	1-1-2030	3,000,000	3,309,391
Allegheny County PA Airport Authority AMT Series A	5.00	1-1-2031	2,250,000	2,510,519
				10,173,500
Education revenue: 0.69%
Chester County PA IDA Avon Grove Charter School Project 144A	5.00	10-15-2032	3,025,000	2,975,470
Chester County PA IDA Avon Grove Charter School Project Series 2017A	4.00	12-15-2027	1,260,000	1,260,310
Lehigh County General Purpose Authority Charter School Lehigh Valley Academy Regional Charter School	4.00	6-1-2030	1,175,000	1,180,154
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2023	1,555,000	1,555,000
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2028	600,000	649,411
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2030	800,000	877,044
Philadelphia PA IDA Charter School Project Series 2016A	4.50	8-1-2026	1,830,000	1,850,284
Philadelphia PA IDA Charter School Project Series 2016B	4.88	8-1-2026	1,200,000	1,211,202
Philadelphia PA IDA Independence Charter School West Project	4.00	6-15-2029	350,000	333,858
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1	6.25	6-15-2023	140,000	140,736
South Central Pennsylvania General Authority Association of Independent Colleges & Universities Financing Program Series TT2	5.00	5-1-2029	245,000	272,221
South Central Pennsylvania General Authority Association of Independent Colleges & Universities Financing Program Series TT2	5.00	5-1-2030	395,000	444,804
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  33

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
South Central Pennsylvania General Authority Association of Independent Colleges & Universities Financing Program Series TT2	5.00%	5-1-2031	$ 485,000	$ 553,477
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2836 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	4.32	6-15-2039	935,000	935,000
				14,238,971
GO revenue: 1.17%
Allegheny County PA Penn Hills Schools District (BAM Insured)	5.00	11-15-2023	1,025,000	1,037,156
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2027	745,000	816,850
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2029	920,000	1,052,119
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2030	1,800,000	2,061,542
Bristol Township PA School District	5.25	6-1-2031	6,990,000	7,018,134
Laurel Highlands PA School District (BAM Insured)	3.00	2-1-2030	675,000	678,618
Laurel Highlands PA School District (BAM Insured)	4.00	2-1-2027	980,000	1,028,503
Laurel Highlands PA School District (BAM Insured)	4.00	2-1-2029	1,150,000	1,220,155
Philadelphia PA School District Series 2019A	5.00	9-1-2030	2,500,000	2,804,911
Philadelphia PA School District Series 2019A	5.00	9-1-2031	2,500,000	2,802,732
Scranton PA 144A	5.00	9-1-2023	1,355,000	1,356,237
Scranton PA School District Series A	5.00	6-1-2024	750,000	766,127
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2024	665,000	681,442
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2025	710,000	742,925
				24,067,451
Health revenue: 0.72%
Berks County PA Municipal Authority Tower Health Project Series B-1	5.00	2-1-2040	6,000,000	5,521,858
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2026	1,350,000	1,398,698
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2028	1,500,000	1,573,734
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2031	1,120,000	1,175,404
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2032	955,000	991,740
Bucks County PA IDA Hospital St. Luke's University Health Network Project	4.00	8-15-2031	750,000	778,836
Bucks County PA IDA Hospital St. Luke's University Health Network Project	4.00	8-15-2032	1,390,000	1,431,849
Lancaster PA IDA Health Center Revenue Refunding Landis Homes Retirement	4.00	7-1-2031	430,000	392,495
Lancaster PA IDA Health Center Revenue Refunding Landis Homes Retirement	4.00	7-1-2037	345,000	293,417
Westmoreland County PA IDA Health System Revenue Excela Health Project Series A	5.00	7-1-2027	1,200,000	1,260,817
				14,818,848
Housing revenue: 0.42%
East Hempfield Township PA Industrial Development Student Services Incorporate Student Housing	5.00	7-1-2025	790,000	812,948
See accompanying notes to portfolio of investments

34  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Pennsylvania Housing Finance Agency MFHR Sherman Hills (Department of Housing and Urban Development Insured) øø	1.25%	2-1-2025	$ 7,000,000	$ 6,862,943
Pennsylvania Housing Finance Agency Single Family Mortgage AMT Series 128A	4.75	4-1-2033	875,000	883,302
				8,559,193
Miscellaneous revenue: 0.25%
Delaware Valley Regional Finance Authority Local Government Series B (Ambac Insured)	5.70	7-1-2027	1,780,000	1,992,079
Delaware Valley Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	125,000	150,317
Pennsylvania EDFA Tax-Exempt Private Activity Bond AMT The PennDot Major Bridges Package One Project Series P-3	5.00	6-30-2032	2,770,000	3,059,171
				5,201,567
Resource recovery revenue: 0.64%
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project Series 2019A	1.75	8-1-2038	13,500,000	13,084,486
Tax revenue: 0.11%
Allentown PA Neighborhood Improvement Zone Development Authority Revenue Refunding Bonds	5.00	5-1-2029	500,000	532,648
Allentown PA Neighborhood Improvement Zone Development Authority Revenue Refunding Bonds	5.00	5-1-2030	500,000	534,732
Allentown PA Neighborhood Improvement Zone Development Authority Revenue Refunding Bonds	5.00	5-1-2031	550,000	590,503
Allentown PA Neighborhood Improvement Zone Development Authority Revenue Refunding Bonds	5.00	5-1-2032	600,000	646,177
				2,304,060
Transportation revenue: 0.18%
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	597,228
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2028	1,185,000	1,238,834
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	427,861
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	443,076
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	458,664
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	478,983
				3,644,646
Water & sewer revenue: 0.34%
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project	2.45	12-1-2039	3,250,000	3,000,601
Pittsburgh PA Water & Sewer Authority Series C (SIFMA Municipal Swap +0.65%)(AGM Insured) ±	4.62	9-1-2040	4,000,000	4,001,242
				7,001,843
				103,094,565
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  35

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Puerto Rico: 0.19%
Water & sewer revenue: 0.19%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Senior Lien Series A 144A	4.00%	7-1-2023	$ 4,000,000	$ 3,998,057
Rhode Island: 0.11%
GO revenue: 0.06%
Providence RI Refunding Bonds Series A	5.00	1-15-2024	400,000	405,829
Providence RI Refunding Bonds Series A	5.00	1-15-2025	450,000	466,277
Providence RI Refunding Bonds Series A	5.00	1-15-2026	450,000	476,047
				1,348,153
Housing revenue: 0.00%
Rhode Island Housing & Mortgage Finance	6.50	4-1-2027	15,000	15,036
Miscellaneous revenue: 0.05%
Providence RI Public Buildings Authority Revenue Capital Improvement Program Projects Series A (AGM Insured)	4.00	9-15-2023	1,000,000	1,005,673
				2,368,862
South Carolina: 0.26%
Education revenue: 0.01%
South Carolina Jobs EDA York Preparatory Academy Project Series A 144A	5.75	11-1-2023	145,000	147,377
Miscellaneous revenue: 0.02%
Berkeley County SC Assessment Revenue Bonds Nexton Improvement District	4.00	11-1-2030	425,000	397,694
Resource recovery revenue: 0.07%
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC Green Bond 144A	5.25	2-1-2027	3,310,000	1,324,000
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC Green Bond	8.00	12-6-2029	260,000	212,754
				1,536,754
Utilities revenue: 0.16%
South Carolina Public Service Authority Revenue Refunding Bonds & Improvement Series A	5.00	12-1-2031	2,850,000	3,193,797
				5,275,622
South Dakota: 0.38%
Health revenue: 0.38%
South Dakota HEFA Avera Health Series A	5.00	7-1-2033	7,675,000	7,809,583
Tennessee: 1.01%
Housing revenue: 0.38%
Metropolitan Government Nashville & Davidson County TN Health & Educational Facilities Board Richland Hills Apartments Project (Department of Housing and Urban Development Insured)	1.25	12-1-2024	8,000,000	7,900,110
See accompanying notes to portfolio of investments

36  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.63%
Tennergy Corporation Tennessee Gas Supply Series A	4.00%	12-1-2051	$ 1,190,000	$ 1,172,108
Tennergy Corporation Tennessee Gas Supply Series A	5.50	10-1-2053	8,010,000	8,503,593
Tennessee Energy Acquisition Corporation Gas Project	4.00	11-1-2049	2,210,000	2,207,809
Tennessee Energy Acquisition Corporation Gas Project Series 2006B	5.63	9-1-2026	925,000	969,193
				12,852,703
				20,752,813
Texas: 6.24%
Airport revenue: 0.55%
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2024	4,000,000	4,144,642
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2023	690,000	695,673
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2024	725,000	747,543
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2027	835,000	922,064
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2028	880,000	987,416
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2029	920,000	1,046,808
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2030	970,000	1,121,562
Houston TX Airport System Revenue Refunding Bonds AMT United Airlines Incorporated Terminal E Project Series A	5.00	7-1-2027	1,750,000	1,758,607
				11,424,315
Education revenue: 1.63%
Alamo TX Community College District Various Financing System	1.70	11-1-2042	320,000	311,199
Arlington TX Higher Education Finance Corporation BASIS Texas Charter Schools Incorporated 144A	4.50	6-15-2056	1,500,000	1,439,920
Arlington TX Higher Education Finance Corporation Education Series A	4.00	2-15-2030	305,000	321,365
Arlington TX Higher Education Finance Corporation Education Series A	4.00	2-15-2031	315,000	333,652
Arlington TX Higher Education Finance Corporation Harmony Public Schools Series A	4.00	2-15-2029	300,000	315,131
Arlington TX Higher Education Finance Corporation Legacy Traditional Schools Texas Project Series A	4.00	2-15-2031	1,240,000	1,102,741
Arlington TX Higher Education Finance Corporation Legacy Traditional Schools Texas Project Series A 144A	5.00	2-15-2032	500,000	474,872
Arlington TX Higher Education Finance Corporation Series A	4.00	8-15-2029	80,000	75,473
Arlington TX Higher Education Finance Corporation Series A	4.00	8-15-2030	85,000	79,414
Arlington TX Higher Education Finance Corporation Series A	4.00	8-15-2031	80,000	73,910
Arlington TX Higher Education Finance Corporation Series A	5.00	8-15-2023	155,000	154,842
Arlington TX Higher Education Finance Corporation Series A	5.00	8-15-2024	195,000	194,404
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  37

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Arlington TX Higher Education Finance Corporation Series A	5.00%	8-15-2025	$ 205,000	$ 204,086
Arlington TX Higher Education Finance Corporation Series A	5.00	8-15-2026	200,000	199,133
Arlington TX Higher Education Finance Corporation Series A	5.00	8-15-2027	205,000	204,273
Arlington TX Higher Education Finance Corporation Series A	5.00	8-15-2028	75,000	74,856
Clifton TX Higher Education Finance Corporation Education Revenue IDEA Public Schools Series 2021T	5.00	8-15-2029	315,000	346,015
Clifton TX Higher Education Finance Corporation Education Revenue IDEA Public Schools Series 2021T	5.00	8-15-2030	385,000	426,403
Clifton TX Higher Education Finance Corporation Education Revenue IDEA Public Schools Series 2021T	5.00	8-15-2031	435,000	484,835
Clifton TX Higher Education Finance Corporation Education Revenue IDEA Public Schools Series 2021T	5.00	8-15-2032	515,000	576,603
Clifton TX Higher Education Finance Corporation Education Revenue International Leadership Texas Series A	6.00	3-1-2029	2,126,000	2,142,946
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A	4.63	8-15-2025	5,400,000	5,339,700
Clifton TX Higher Education Finance Corporation Uplift Education Series 2015A	4.00	12-1-2025	1,500,000	1,493,975
Clifton TX Higher Education Finance Corporation Uplift Education Series 2018D	5.00	8-15-2025	6,565,000	6,545,815
Hale Center Education Facilities Corporation Improvement and Revenue Refunding Bonds Wayland Baptist University Project	5.00	3-1-2028	1,635,000	1,726,166
Hale Center Education Facilities Corporation Improvement and Revenue Refunding Bonds Wayland Baptist University Project	5.00	3-1-2029	1,015,000	1,079,713
Hale Center Education Facilities Corporation Improvement and Revenue Refunding Bonds Wayland Baptist University Project	5.00	3-1-2030	2,040,000	2,180,372
New Hope TX Cultural Education Facilities Finance Corporation Education Cumberland Academy Incorporated Series 2020A 144A	4.00	8-15-2030	1,735,000	1,630,143
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2029	650,000	703,542
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2030	870,000	950,803
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2031	220,000	242,995
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2032	460,000	504,500
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2033	710,000	771,279
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2034	500,000	538,071
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2035	290,000	308,805
				33,551,952
GO revenue: 1.25%
Brazosport TX Independent School District School Building Series A	4.00	2-15-2029	2,355,000	2,476,793
Cypress-Fairbanks Independent High School Series B-1 øø	0.28	2-15-2040	2,735,000	2,623,220
See accompanying notes to portfolio of investments

38  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Fort Bend TX Independent School District Various Refunding Series B øø	0.72%	8-1-2051	$ 1,290,000	$ 1,182,126
Grapevine Colleyville TX Independent School Building	5.00	8-15-2034	2,890,000	3,038,654
Grapevine Colleyville TX Independent School Building	5.00	8-15-2035	1,600,000	1,679,298
Leander TX Independent School District CAB Series 2014C ¤	0.00	8-15-2035	2,975,000	1,649,864
Northside Texas Independent School District School Building Bond	2.75	8-1-2048	11,275,000	11,244,313
Northwest Texas Independent School District Refunding Bonds	5.00	2-15-2032	1,750,000	1,827,053
				25,721,321
Health revenue: 0.27%
Harris County TX Cultural Education Facilities Finance Corporation Revenue Texas Medical Center Series A øø	0.90	5-15-2050	1,500,000	1,415,431
New Hope TX Cultural Education Facilities Finance Corporation Hospital Children's Health System of Texas Obligated Group Series 2017A	5.00	8-15-2026	2,000,000	2,152,979
New Hope TX Cultural Education Facilities Finance Corporation Retirement Facility Presbyterian Village North Project	5.00	10-1-2023	1,570,000	1,567,351
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facility Revenue MRC Stevenson Oaks Project	3.00	11-15-2026	355,000	339,122
				5,474,883
Housing revenue: 0.16%
New Hope TX Cultural Education Facilities Finance Corporation Collegiate Housing Tarleton State University Project Series 2015A	5.00	4-1-2025	480,000	501,297
New Hope TX Cultural Education Facilities Finance Corporation Stephenville LLC Tarleton State University Project Series 2013A	5.38	4-1-2028	1,845,000	1,845,000
Travis County TX Housing Finance Corporation MFHR Airway Gateway Apartments	4.13	6-1-2045	1,000,000	1,014,729
				3,361,026
Industrial development revenue: 0.26%
Brazoria County TX Industrial Development Corporation Solid Waste Disposal Facilities Aleon Renewable Metals LLC 144A	10.00	6-1-2042	3,000,000	2,974,043
Port Beaumont TX Navigation District Dock and Wharf Facility Revenue Jefferson Gulf Coast Energy 144A	2.50	1-1-2030	800,000	652,020
Port Beaumont TX Navigation District Dock and Wharf Facility Revenue Jefferson Gulf Coast Energy 144A	2.63	1-1-2031	800,000	638,570
Port Beaumont TX Navigation District Dock and Wharf Facility Revenue Jefferson Gulf Coast Energy 144A	2.75	1-1-2036	1,500,000	1,074,303
				5,338,936
Miscellaneous revenue: 0.44%
Lower Colorado River Authority Texas Transmission Contract Transmission Services Corporation Project	5.00	5-15-2028	1,845,000	1,888,406
Texas Transportation Commission Highway Improvement	5.00	4-1-2027	3,010,000	3,080,287
Wise County TX Parker County Junior College District Project	5.00	8-15-2025	505,000	521,094
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  39

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Wise County TX Parker County Junior College District Project	5.00%	8-15-2028	$ 1,630,000	$ 1,714,340
Wise County TX Parker County Junior College District Project	5.00	8-15-2031	680,000	723,922
Wise County TX Parker County Junior College District Project	5.00	8-15-2034	980,000	1,027,013
				8,955,062
Transportation revenue: 0.42%
Central Texas Regional Mobility Authority Revenue Subordinated Lien BAN Series F	5.00	1-1-2025	2,000,000	2,044,060
Harris County TX Cultural Education Facilities Finance Corporation Revenue Texas Medical Center Series A	5.00	8-15-2026	1,280,000	1,347,945
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds North Tarrant Express Managed Lanes Project Series A	5.00	12-31-2030	1,000,000	1,073,015
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds North Tarrant Express Managed Lanes Project Series A	5.00	12-31-2032	1,000,000	1,069,867
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds North Tarrant Express Managed Lanes Project Series A	5.00	12-31-2033	3,000,000	3,199,548
				8,734,435
Utilities revenue: 0.41%
Lower Colorado River Authority Texas Transmission Contract Transmission Services Corporation Project (AGM Insured)	5.00	5-15-2029	1,745,000	1,999,697
Lower Colorado River Authority Texas Transmission Contract Transmission Services Corporation Project (AGM Insured)	5.00	5-15-2030	990,000	1,152,595
San Antonio TX Electric & Gas Systems Various Revenue Refunding Bonds Junior Lien Series 2020	1.75	2-1-2049	4,250,000	4,080,511
Texas Municipal Gas Acquisition & Supply Corporation	5.00	12-15-2024	1,100,000	1,113,179
				8,345,982
Water & sewer revenue: 0.85%
Dallas TX Waterworks Refunding Bonds Series A	5.00	10-1-2029	16,225,000	17,537,338
				128,445,250
Utah: 0.52%
Airport revenue: 0.19%
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2029	1,000,000	1,081,665
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2031	2,705,000	2,917,739
				3,999,404
See accompanying notes to portfolio of investments

40  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.05%
Utah Charter School Finance Authority Freedom Academy Foundation St. George 144A	3.25%	6-15-2031	$ 540,000	$ 481,766
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A 144A	3.50	2-15-2026	655,000	632,440
				1,114,206
Health revenue: 0.08%
Utah County UT Hospital Revenue Bonds Series 2020A	4.00	5-15-2043	1,635,000	1,590,540
Miscellaneous revenue: 0.20%
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2024	1,000,000	984,418
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2026	1,000,000	954,879
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2028	1,000,000	940,459
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2029	580,000	540,696
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2030	680,000	627,219
				4,047,671
				10,751,821
Vermont: 0.13%
Education revenue: 0.06%
Vermont Student Assistance Corporation Series A	5.00	6-15-2023	1,200,000	1,205,006
Housing revenue: 0.07%
Vermont Housing Finance Agency Multiple Purpose Series A (GNMA / FNMA / FHLMC Insured)	3.75	11-1-2050	1,505,000	1,505,760
				2,710,766
Virginia: 1.33%
Education revenue: 0.05%
Virginia College Building Authority Educational Facilities Regent University Project	5.00	6-1-2029	330,000	347,505
Virginia College Building Authority Educational Facilities Regent University Project	5.00	6-1-2030	350,000	369,831
Virginia College Building Authority Educational Facilities Regent University Project	5.00	6-1-2031	300,000	318,152
				1,035,488
Health revenue: 0.03%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living	4.30	9-1-2030	770,000	583,317
Transportation revenue: 0.73%
Toll Road Investors Partnership II LP Series 1999B 144A¤	0.00	2-15-2029	10,000,000	6,602,307
Virginia SBA Financing Senior Lien Revenue Refunding Bonds 95 Express Lane LLC Project AMT	5.00	1-1-2032	3,225,000	3,517,383
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  41

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Virginia SBA Financing Senior Lien Revenue Refunding Bonds 95 Express Lane LLC Project AMT	5.00%	7-1-2032	$ 2,800,000	$ 3,052,866
Virginia Small Business Financing Authority Senior Lien Elizabeth River Crossings OpCo LLC Project	4.00	7-1-2029	1,750,000	1,773,092
				14,945,648
Utilities revenue: 0.52%
Chesapeake VA EDA Pollution Control Electric & Power Company Series 2008A	1.90	2-1-2032	4,250,000	4,236,188
Louisa VA IDA PCR Bonds Virginia Electric and Power Company Project Series 2008C	1.65	11-1-2035	2,000,000	1,945,910
Wise County VA IDA Solid Waste & Sewage Disposal Revenue Bond Virginia Electric & Power Company Project Series A øø	0.75	10-1-2040	5,000,000	4,609,531
				10,791,629
				27,356,082
Washington: 2.30%
Airport revenue: 0.10%
Port of Seattle WA Intermediate Lien Revenue Bonds AMT Series 2018A	5.00	5-1-2036	2,030,000	2,127,393
GO revenue: 0.20%
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2028	1,500,000	1,698,853
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2029	1,000,000	1,156,787
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2030	1,150,000	1,355,614
				4,211,254
Health revenue: 1.05%
Skagit County WA Public Hospital District Refunding Bonds and Improvement Skagit Regional Health	5.00	12-1-2029	3,975,000	4,148,775
Washington HCFR Authority Catholic Health Initiatives Series 2013B-2 (SIFMA Municipal Swap +1.40%) ±	5.37	1-1-2035	11,000,000	11,005,268
Washington HCFR Authority CommonSpirit Health Series 2019B-3	5.00	8-1-2049	3,000,000	3,146,896
Washington HCFR Authority Providence St Joseph Health Series 2014D	5.00	10-1-2041	1,000,000	1,003,095
Washington Housing Finance Commission Nonprofit Housing Revenue Eliseo Project Series B-2 144A	2.13	7-1-2027	1,500,000	1,347,070
Washington Housing Finance Commission Nonprofit Housing Revenue Rockwood Retirement Communities 144A	3.00	7-1-2027	1,000,000	878,765
				21,529,869
Housing revenue: 0.72%
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	2.00	10-1-2033	600,000	516,094
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	2.13	10-1-2036	2,000,000	1,590,549
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	4.00	10-1-2029	225,000	236,071
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	4.00	10-1-2030	200,000	210,707
See accompanying notes to portfolio of investments

42  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	4.00%	10-1-2031	$ 290,000	$ 304,132
Seattle WA Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,000,000	1,848,392
Snohomish County WA Housing Authority	5.00	4-1-2027	1,130,000	1,222,340
Snohomish County WA Housing Authority	5.00	4-1-2028	1,610,000	1,769,712
Snohomish County WA Housing Authority	5.00	4-1-2029	1,690,000	1,884,471
Washington Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,128,838
				14,711,306
Tax revenue: 0.09%
Central Puget Sound Washington Regional Transit Authority Sales & Use Tax Refunding & Improvement Green Bonds Series S-1	5.00	11-1-2036	1,000,000	1,064,200
Central Puget Sound Washington Regional Transit Authority Sales & Use Tax Refunding & Improvement Green Bonds Series S-1	5.00	11-1-2050	810,000	862,002
				1,926,202
Utilities revenue: 0.14%
Seattle WA Municipal Light & Power Refunding Bond Series B (SIFMA Municipal Swap +0.25%) ±	4.22	5-1-2045	3,000,000	2,944,939
				47,450,963
West Virginia: 0.50%
Education revenue: 0.05%
West Virginia University Revenues Refunding Bonds West Virginia University Projects Series B	5.00	10-1-2041	1,000,000	1,123,925
Tax revenue: 0.16%
Monongalia County WV Commission Special District Excise Tax University Town Center Series A 144A	4.13	6-1-2043	900,000	798,553
Monongalia County WV Commission Special District Excise Tax University Town Center Series A 144A	4.50	6-1-2027	2,490,000	2,477,744
				3,276,297
Utilities revenue: 0.25%
West Virginia EDA Solid Waste Disposal Facilities Revenue Refunding Bonds Wheeling Power Company Mitchell Project Series 2013A	3.00	6-1-2037	5,245,000	5,122,183
Water & sewer revenue: 0.04%
Parkersburg WV Waterworks & Sewerage System Series A (BAM Insured)	3.00	8-1-2024	400,000	401,256
Parkersburg WV Waterworks & Sewerage System Series A (BAM Insured)	3.00	8-1-2025	400,000	402,470
				803,726
				10,326,131
Wisconsin: 3.27%
Education revenue: 0.35%
Corvian County WI Community School Revenue 144A	4.25	6-15-2029	870,000	828,848
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  43

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	4.75%	8-1-2023	$ 220,000	$ 220,849
Pine Lake WI PFA Pine Lake Preparatory School 144A	4.35	3-1-2025	770,000	770,340
Wisconsin PFA Charter School Revenue American Preparatory Academy 144A	4.00	7-15-2029	650,000	602,684
Wisconsin PFA Conference Center & Hotel Revenue Foundation of The University of North Carolina at Charlotte Incorporated Series A 144A	4.00	9-1-2036	1,000,000	913,424
Wisconsin PFA Education Revenue Corvian Community School Series A 144A	4.00	6-15-2029	905,000	850,321
Wisconsin PFA Education Revenue Triad Educational Services Incorporated	4.25	6-15-2027	480,000	483,328
Wisconsin PFA Education Revenue Triad Educational Services Incorporated	5.00	6-15-2032	725,000	768,386
Wisconsin PFA Educational Facility Revenue Estancia Valley Classical Academy Project Series A 144A	4.00	7-1-2031	1,150,000	1,010,290
Wisconsin PFA Revenue Refunding Bonds Roseman University of Health Sciences Project 144A	4.00	4-1-2032	865,000	807,729
				7,256,199
GO revenue: 1.03%
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2023	1,860,000	1,860,000
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2024	1,000,000	1,023,054
Wisconsin Series B	5.00	5-1-2031	12,230,000	13,154,800
Wisconsin Series B	5.00	5-1-2034	5,000,000	5,216,710
				21,254,564
Health revenue: 0.55%
Entrance Fee Principal PFA Searstone Project Series B-2 144A	2.25	6-1-2027	1,840,000	1,654,641
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2027	1,145,000	1,232,369
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2028	600,000	656,215
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2027	375,000	359,593
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2028	470,000	446,916
Wisconsin HEFA St. John's Community Incorporated Project	4.00	9-15-2029	895,000	845,696
Wisconsin PFA Hospital Revenue Carson Valley Medical Center Series A	4.00	12-1-2031	700,000	691,388
Wisconsin PFA Revenue Providence St. Joseph Health Obligated Group Series C	4.00	10-1-2041	3,000,000	3,124,032
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2029	175,000	191,163
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2030	175,000	193,254
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2031	275,000	306,969
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2032	350,000	384,781
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2033	550,000	603,059
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2034	570,000	624,083
				11,314,159
See accompanying notes to portfolio of investments

44  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.32%
Wisconsin PFA Grand Hyatt San Antonio Hotel Acquisition Project Series 2022A	3.75%	2-1-2032	$ 850,000	$ 795,450
Wisconsin PFA Series 2022A 144A	5.50	2-1-2042	5,950,000	5,894,898
				6,690,348
Miscellaneous revenue: 0.16%
Wisconsin State Series 2	5.00	11-1-2029	3,000,000	3,235,177
Tax revenue: 0.77%
Wisconsin Center District Tax Revenue CAB Junior Dedicated Series D ¤	0.00	12-15-2028	260,000	217,019
Wisconsin Center District Tax Revenue CAB Junior Dedicated Series D ¤	0.00	12-15-2029	390,000	313,015
Wisconsin Center District Tax Revenue CAB Junior Dedicated Series D ¤	0.00	12-15-2030	550,000	423,570
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤	0.00	12-15-2029	1,050,000	842,731
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤	0.00	12-15-2031	1,350,000	996,541
Wisconsin State General Fund Annual Appropriations Series A	5.00	5-1-2028	11,775,000	13,000,146
				15,793,022
Water & sewer revenue: 0.09%
Wisconsin Clean Water Refunding Bonds	5.00	6-1-2023	310,000	311,077
Wisconsin Clean Water Refunding Bonds	5.00	6-1-2026	1,525,000	1,563,938
				1,875,015
				67,418,484
Total Municipal obligations (Cost $2,061,582,627)				1,987,456,419

		Yield	Shares
Short-term investments: 2.12%
Investment companies: 2.12%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		4.12	43,608,722	43,613,083
Total Short-term investments (Cost $43,617,444)				43,613,083
Total investments in securities (Cost $2,105,200,071)	98.66%			2,031,069,502
Other assets and liabilities, net	1.34			27,521,458
Total net assets	100.00%			$2,058,590,960

See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  45

Portfolio of investments—March 31, 2023 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SBA	Small Business Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments

46  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$63,253,150	$557,287,939	$(576,902,128)	$(19,394)	$(6,484)	$43,613,083	43,608,722	$639,055
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  47

Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,987,456,419	$0	$1,987,456,419
Short-term investments
Investment companies	43,613,083	0	0	43,613,083
Total assets	$43,613,083	$1,987,456,419	$0	$2,031,069,502
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

48  |  Allspring Strategic Municipal Bond Fund

Notes to portfolio of investments—March 31, 2023 (unaudited)

For the nine months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

Allspring Strategic Municipal Bond Fund  |  49